Share Options (Details) - Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Options (Details) - Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted [Line Items]
Volatility (%)		61.40%
Dividend yield (%)
Expected life (years)	6 years 3 months	6 years 3 months
Minimum [Member]
Share Options (Details) - Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted [Line Items]
Volatility (%)	52.70%
Risk-free interest rate (%)	4.00%	3.70%
Exercise price ($) (in Dollars per share)	$ 1.47	$ 1.74
Share price ($) (in Dollars per share)	$ 1.72	$ 1.74
Maximum [Member]
Share Options (Details) - Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted [Line Items]
Volatility (%)	73.50%
Risk-free interest rate (%)	4.30%	4.30%
Exercise price ($) (in Dollars per share)	$ 5.02	$ 4
Share price ($) (in Dollars per share)	$ 4.96	$ 3.73